November 7, 2012

Via EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Jeffrey Riedler

Re:	Prothena Corporation plc (formerly Neotope Corporation Limited)

Registration Statement on Form 10

Filed October 1, 2012

File No. 001-35676

Ladies and Gentlemen:

On behalf of our client, Prothena Corporation plc (“Prothena”), which was formerly named Neotope Corporation Limited (the name under which the above-referenced Registration Statement on Form 10 (the “Registration Statement”) was filed initially with the Securities and Exchange Commission (the “Commission”) on October 1, 2012 (SEC File No. 001-35676)), we are submitting this letter in response to the written comments of the staff (the “Staff”) of the Commission, dated October 28, 2012 (the “Comment Letter”), with respect to the Registration Statement. In connection with this letter responding to the Staff’s comments, we are filing Amendment No. 1 to the Registration Statement, and we have enclosed six courtesy copies of such Amendment No. 1 marked to show changes from the Registration Statement as filed on October 1, 2012.

Set forth below are the headings and text of the comments raised in the Comment Letter, followed by Prothena’s responses thereto.

General

1.	We note that there are a number of additional exhibits that still need to be filed. Please provide these exhibits as promptly as possible. Please note that we may have comments on these materials once they are provided.

Response

Prothena acknowledges the Staff’s comment and intends to file all exhibits to the Registration Statement as promptly as practicable.

2.	Unless otherwise indicated, references to page references and captions in this letter are to the information statement filed as exhibit 99.1.

Response

Prothena acknowledges the Staff’s comment.

EXHIBIT 99.1 Information Statement

General

3.	It appears that the sale of shares by Neotope to Elan is one of the transactions included in the series of transactions by which Elan will separate its Neotope Business from Elan’s other businesses. Accordingly, it appears that this sale of shares to Elan is part of the spin-off transaction. As described in the information statement, after the sale of shares by Neotope, the Elan shareholders will directly own a reduced percentage of equity securities and voting power in Neotope as compared to their percentage of equity securities and voting power in Elan. Please provide us with a detailed analysis which supports your conclusion that this is consistent with Staff Legal Bulletin No. 4, including support for your conclusion that the transaction is pro rata. Alternatively, please withdraw this registration statement and file a Securities Act registration statement to register this offering prior to seeking shareholder approval for the distribution.

Response

The separation of the Prothena Business (as defined on page 2 of the Information Statement) from Elan Corporation, plc will be completed through a “demerger” under Irish law (the “Demerger”). The Demerger will be effected by Elan transferring the Prothena Business to Prothena, in exchange for Prothena issuing directly to the holders of Elan ordinary shares and Elan American Depositary Shares (“ADSs”), on a pro rata basis, Prothena ordinary shares representing 99.99% of Prothena’s outstanding shares (with the remaining 0.01% of Prothena’s outstanding shares, which were previously issued to the original incorporators of Prothena and which we refer to as the “incorporator shares,” being mandatorily redeemed by Prothena after the separation and distribution (as defined on the cover page to the Information Statement) as described below). Prothena’s issuance of 99.99% of its outstanding shares will constitute a deemed “in specie distribution,” or a distribution in the form of assets other than cash (in this case, Prothena shares), by Elan to holders of record of Elan ordinary shares and Elan ADSs as of the record date.

Prior to the consummation of the separation and distribution, a wholly-owned subsidiary of Elan will have agreed (conditioned on the consummation of the separation and distribution) to subscribe for newly-issued ordinary shares of Prothena representing 18% of the outstanding ordinary shares of Prothena (as calculated immediately following the consummation of such subscription), for a cash payment to Prothena of $26.0 million. This subscription will be consummated immediately following the separation and distribution. Immediately after the consummation of Elan’s subscription for 18% of Prothena’s outstanding ordinary shares (as calculated immediately following the consummation of such subscription), the incorporator shares will be mandatorily redeemed by Prothena pursuant to their terms for their initial subscription price, and cancelled. The material terms of the Subscription and Registration Rights Agreement, the

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agreement governing the subscription by a wholly-owned subsidiary of Elan of 18% of Prothena’s outstanding ordinary shares (as calculated immediately following the consummation of such subscription), are described in the Registration Statement under the heading “Arrangements between Elan and Prothena” and the Subscription and Registration Rights Agreement will be filed as an exhibit to a subsequent amendment to the Registration Statement as promptly as practicable.

For the reasons set forth below, it is our view that the Demerger, together with the share subscription by a wholly-owned subsidiary of Elan, is consistent with Staff Legal Bulletin No. 4 (September 16, 1997) (the “Staff Legal Bulletin”). The Staff Legal Bulletin provides that “a subsidiary must register a spin-off of shares under the Securities Act if the spin-off is a ‘sale’ of the securities by the parent”; provided, however, that so long as the following five conditions are met, no “sale” of securities of the spun-off company shall have been deemed to occur, and thus, the shares of such entity to be issued in the spin-off, are not required to be registered under the Securities Act of 1933, as amended (the “Securities Act”):

1.	The parent company shareholders do not provide consideration for the spun-off shares;

2.	The spin-off is pro rata to the parent company’s shareholders;

3.	The parent company provides adequate information about the spin-off and the subsidiary to its shareholders and to the trading markets;

4.	The parent has a valid business purpose for the spin-off; and

5.	If the parent spins-off “restricted securities”, it has held those securities for at least two years.

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We believe that the Demerger together with the share subscription satisfies each of these conditions for the following reasons:

1.	The Elan Shareholders (as defined below) will receive an “in specie distribution,” or distribution in the form of assets other than cash (in this case, Prothena shares), of 1 Prothena ordinary share for each 41 shares of Elan ordinary shares and/or ADSs held by such holder (each such holder an “Elan Shareholder”). The Commission has taken the position that a dividend of securities generally does not constitute a “sale” within the meaning of Section 2(a)(3) of the Securities Act because such dividend does not constitute a disposition “for value” within the meaning of that section. See Securities Act Release No. 929 (July 29, 1936). The rationale for this position is that the recipient of a dividend of securities neither gives value for, nor makes an independent investment decision about, such securities and, therefore, does not need the protection afforded by the Securities Act. In light of the Commission’s position and its underlying rationale, we believe that the Demerger will involve neither an “offer” nor a “sale” of securities within the meaning of Section 2(a)(3) of the Securities Act because: (i) neither Elan nor Prothena will receive any value from Elan Shareholders for the distribution of the Prothena ordinary shares; (ii) Elan Shareholders will receive the Prothena ordinary shares as an in specie distribution without paying any consideration to Elan or Prothena; and (iii) the Elan Shareholders will not make an independent investment decision about the Prothena ordinary shares. Accordingly, the Company believes that the Elan Shareholders are not providing consideration for the Prothena ordinary shares in the Demerger, and that the first condition of the Staff Legal Bulletin is satisfied.

2.	The Demerger transactions will be pro rata. As a result of the Demerger and the subscription by Elan for 18% of Prothena’s outstanding ordinary shares (as calculated immediately following the consummation of such subscription) immediately after the Demerger, Elan Shareholders will have, directly or indirectly, the same proportionate economic interest in Elan and in the Prothena Business as they did immediately prior to the Demerger. Before these transactions, the Elan Shareholders owned 100% of the Prothena Business through their direct ownership of 100% of the outstanding shares of Elan, which in turn owned the Prothena Business. Immediately after these transactions, Elan Shareholders will directly and indirectly own 100% of the Prothena Business, by virtue of their (i) direct ownership of 82% of Prothena’s outstanding shares and (ii) indirect ownership of 18% of Prothena’s outstanding shares. Elan Shareholders “indirectly” own 18% of Prothena’s outstanding shares because they own 100% of the outstanding shares of Elan, which in turn (through a wholly owned subsidiary) owns 18% of Prothena’s outstanding shares. As a result, the Elan subscription for a minority position in Prothena does not change the pro rata nature of the distribution of the Demerger, and the Elan Shareholders’ direct and indirect economic interests in the assets of Elan and its subsidiaries, including those subsidiaries holding the Prothena Business, will not have been substantially altered by the Demerger. The Division has issued several no-action letters, both prior to and following issuance of the Staff Legal Bulletin, providing that the issuance of shares in a spin-off did not require registration where the parent company did not distribute all of its interests in the spun-off company or where the spun-off company issued its shares to the parent company in connection with the spin-off. See, e.g., Sanpaolo IMI S.P.A. (available October 28, 1999), Istituto Nazionale delle Assicurazioni S.p.A (available October 27, 1998), Summit Energy (available March 29, 1988), The Henley Group, Inc. (available December 21, 1987), Eaton Corporation (available August 8, 1983).

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3.	The Staff Legal Bulletin states that in connection with a spin-off, a parent company that is spinning-off a non-reporting subsidiary will be deemed to provide adequate information to its shareholders and the trading markets where (i) it gives its shareholders an information statement (the “Information Statement”) that describes the spin-off and the subsidiary and that substantially complies with Regulation 14A or Regulation 14C under the Exchange Act by the date it spins off the securities; and (ii) the subsidiary registers the spun-off securities under the Exchange Act. On October 1, 2012, Prothena filed with the SEC a Registration Statement on Form 10, to which the Information Statement describing the Demerger and Prothena and substantially complying with Regulation 14C under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), was attached as an exhibit. Following satisfactory resolution of the Staff’s comments to the Registration Statement and the SEC declaring the Registration Statement effective, Elan intends to deliver the Information Statement to the Elan Shareholders of record on a date that is prior to the completion of the Demerger. In addition, upon the SEC having declared the Registration Statement effective, the Prothena ordinary shares will be registered under the Exchange Act. Therefore, there will be sufficient public information about the spin-off and Prothena available from and after the Demerger.

4.	The Demerger has a valid business purpose. As described in further detail in the Information Statement, the board of directors of Elan has determined that the separation and distribution are in the best interests of Elan and the Elan Shareholders because it will provide both Elan and Prothena with the following key benefits: (i) greater strategic focus of financial resources and management’s efforts, (ii) direct and differentiated access to capital resources, (iii) enhanced investor choice through investment opportunities in two separate companies and (iv) enhanced management incentive tools.

5.	The Staff Legal Bulletin expresses the view that the distribution of “restricted securities” – that is, securities acquired from an issuer or affiliate of the issuer of the securities in a private transaction (see Securities Act Rule 144(a)(3)) – would have to be registered unless the company conducting the spin-off held the restricted securities for two years. The Staff Legal Bulletin further makes clear that shares issued in connection with the formation of a company were not “restricted securities” for purposes of the Staff Legal Bulletin: This two-year holding period position does not apply where the parent formed the subsidiary being spun-off, rather than acquiring the business from a third-party. Since Elan caused the formation of Prothena and the transfer of the companies owning the Prothena Business to Prothena, rather than purchasing Prothena and its business from a third party, this final condition does not apply to the Demerger.

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4.	We note that the issuance of 99.99% of Neotope’s shares will constitute a deemed “in specie” distribution by Elan to holders of record of Elan ordinary shares and Elan ADSs. Please briefly describe the meaning and significance of an “in specie” distribution the first time you use the term.

Response

In response to the Staff’s comment, we have revised the letter to Elan Shareholders and the cover page in Amendment No. 1 to the Registration Statement.

5.	We note that immediately following the separation and distribution, Elan will purchase and acquire 18% of the outstanding ordinary shares of Neotope, consisting of (1) the purchase and acquisition (by way of “share subscription”) of newly issued shares of Neotope for cash and (2) the purchase of all Neotope incorporator shares. Please clarify the actions Elan will take to acquire 18% of the outstanding ordinary shares of Neotope. Please also clarify when this will occur. For example, we note that you state on page 15 that it will take the distribution agent up to two weeks to issue the spin-off shares, will the purchase occur during this period?

Response

In response to the Staff’s comment, we have revised the letter to Elan Shareholders, the cover page, and pages 6, 16, 34, 36, 41, 89 and 96 of Amendment No. 1 to the Registration Statement. We supplementally inform the Staff, as clarified in our revised disclosure, that:

•

prior to the separation and distribution, a wholly owned subsidiary of Elan agreed to subscribe for 18% of the ordinary shares of Prothena (as calculated immediately following consummation of such subscription) conditioned upon consummation of the separation and distribution;

•

the material terms of the agreement governing this subscription, entitled the “Subscription and Registration Rights Agreement”, are described in the Registration Statement under the heading “Arrangements between Elan and Prothena” and the Subscription and Registration Rights Agreement will be filed as an exhibit to a subsequent amendment to the Registration Statement as promptly as practicable;

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•

the consummation of the sale of the Prothena ordinary shares to a wholly owned subsidiary of Elan pursuant to the Subscription and Registration Rights Agreement will occur immediately following the separation and distribution; and

•

the reference to the two week period on page 15 of our initial filing (and to which the Staff refers in its comments) was not related to the subscription by a wholly owned subsidiary of Elan for the 18% of the ordinary shares of Prothena, but rather was intended to describe the mechanics of the distribution relating to the issuance of Prothena ordinary shares in the separation and distribution to Elan Shareholders. This disclosure has been substantially revised to reflect the currently contemplated mechanics for distribution of the Prothena ordinary shares to such holders.

6.	You disclose throughout the information statement that for U.S. federal income tax purposes, Elan expects that, while the matter is not free from doubt, the separation and distribution should qualify as a reorganization under section 368(a)(1)(D) of the Code, and the distribution, as such, should qualify as a distribution of our ordinary shares to Elan shareholders under section 355 of the Code. Please expand your disclosure to disclose the basis for your statement that the matter is not free from doubt. Please include in this discussion when the doubt may rise to the point where the distribution would not qualify as a reorganization.

Response

In response to the Staff’s comment, we have revised the letter to Elan Shareholders, the cover page and pages 9, 16, 29 and 43 of Amendment No. 1 to the Registration Statement to remove the statement that “the matter is not free from doubt.”

Summary

Our Company

Overview, page 3

7.	Please briefly explain the meaning and significance of being granted “orphan drug designation” and filing an “Investigational New Drug Application” the first time you use such terms.

Response

In response to the Staff’s comment, we have revised pages 2 and 64 of Amendment No. 1 to the Registration Statement to briefly explain the meaning and significance of obtaining “orphan drug designation” and filing an “Investigational New Drug Application.”

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8.	We note that Neotope US will provide research and development services to Elan for a limited time following the separation and distribution. Please revise your disclosure to quantify this length of time.

Response

In response to the Staff’s comment, we have revised pages 2 and 65 of Amendment No. 1 to the Registration Statement.

9.	You disclose that research and development services will be provided by Neotope US to Neotope Biosciences and Elan at “arm’s length rates.” Given that these transactions are related party transactions, this term does not appear appropriate. Please revise to delete the reference to “arm’s length rates.” In addition, please revise your disclosure on pages 31, 57 and 58 to remove the same reference and expand your disclosure on pages 57 and 58 to describe the payment terms.

Response

In response to the Staff’s comment, we have revised pages 29 and 54-55 of Amendment No. 1 to the Registration Statement.

Risk Factors, page 4

10.	Please expand your disclosure to describe the most significant risks that are associated with each item listed in the bullet points in this section.

Response

In response to the Staff’s comment, we have revised pages 3-4 of Amendment No. 1 to the Registration Statement to expand the disclosure to describe the most significant risks associated with each listed item.

Questions and Answers About the Separation and Distribution

Q: Why is the separation of Neotope structured as a distribution and not a sale?, page 7

11.	Please revise your disclosure to explain how a distribution will “create long term value” for Elan Shareholders and why it will “provide greater assurance that decisions regarding Neotope’s capital structure support future financial stability” compared to a sale.

Response

In response to the Staff’s comment, we have deleted reference to the impact of the separation and distribution on Prothena’s capital structure and financial stability, and otherwise revised the disclosure on page 7 of Amendment No. 1 to the Registration Statement.

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Q: How will Elan vote our ordinary shares that it acquires immediately following the separation and distribution?, page 8

12.	You disclose here that Elan has agreed to vote the ordinary shares that it acquires immediately following the separation and distribution in proportion to the votes cast by your other shareholders and will grant you a proxy with respect to such shares. You reference the section “Arrangements between Elan and Neotope” for more information, however, you do not disclose any information regarding this matter in the referenced section. Please expand your disclosure on pages 55, 94 and 99 to disclose the material terms of this agreement. In addition, please file a copy of the document or agreement that memorializes the terms of this agreement.

Response

We respectfully refer the Staff to page 57 of the initially filed Registration Statement, where the agreement regarding Elan’s voting of Prothena’s ordinary shares was disclosed (under the heading “Subscription Agreement”). In response to the Staff’s comment, we have revised page 53 of Amendment No. 1 to the Registration Statement to highlight this disclosure under its own subheading entitled “Voting” under the heading entitled “Subscription and Registration Rights Agreement.” The Subscription and Registration Rights Agreement will be filed as an exhibit to a subsequent amendment to the Registration Statement as promptly as practicable.

Terms of the Separation and Distribution and Related Transactions, page 15

13.	Please expand your disclosure to disclose the holder(s) of the incorporator shares.

Response

In response to the Staff’s comment, we have revised page 6 of Amendment No. 1 to the Registration Statement to disclose the holder of the incorporator shares.

Risk Factors, page 18

14.	You disclose that your business may be adversely affected by risks and uncertainties not known to you or risks that you currently believe to be immaterial. Please delete this statement as it is not appropriate to warn investors about risks which you are not currently aware or believe to be immaterial.

Response

In response to the Staff’s comment, we have revised page 18 of Amendment No. 1 to the Registration Statement.

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We will require additional capital to fund our operations, and if we are unable to obtain…, page 18

15.	We note that following your separation from Elan, you believe that your existing cash and cash equivalents, will be sufficient to support you through approximately June 30, 2015 and that any future capital requirements will depend on many factors that are currently unknown. Please revise your disclosure in this section to quantify the amount of your cash and cash equivalents, working capital and your rate of negative cash flow per month. In addition, we also note that you plan to initiate a Phase 1 clinical trial for NEOD001 in late 2012. To the extent practicable, please quantify the amount of funds you will need to complete this Phase 1 trial.

Response

In response to the Staff’s comment, we have revised page 19 of Amendment No. 1 to the Registration Statement.

Our collaborators, prospective collaborators, and suppliers will need assurances…, page 19

16.	You disclose that some of your collaborators, prospective collaborators and suppliers will need assurances that your financial resources and stability on a stand-alone basis is sufficient to satisfy their requirements for doing or continuing to do business with you. Please expand this risk factor to disclose each collaborator, prospective collaborator or supplier that you have not yet satisfied their requirements for doing or continuing to do business with you.

Response

In response to the Staff’s comment, we have revised page 19 of Amendment No. 1 to the Registration Statement and supplementally inform the Staff that we are not currently aware of any collaborator, prospective collaborator or supplier that we have not satisfied with respect to their respective requirements for doing or continuing to do business with Prothena.

We will rely on third parties to conduct our clinical trials, and those third parties…, page 25

17.	We note that you have entered into agreements with third parties, and to date, you believe your consultants, contract research organization and other similar entities with which you are working have performed well. Please expand your disclosure in this section and throughout your filing, as appropriate, to discuss the current third parties that are material to your business, if any. Also, if you have entered into any agreements with these third parties, please expand your disclosure in the Business section to disclose the material terms of these agreements and file the agreements as exhibits pursuant to Item 601(b)(10) of Regulation S-K. Similarly, in the your risk factors following this risk factor, please expand your disclosure concerning your collaborators, manufacturers, and suppliers.

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Response

While we have engaged a number of third parties to conduct our clinical trials we do not believe any of these third party agreements are material to our business. We are at a very early stage of development and the services provided by our consultants and contract research organizations could be replaced by other consultants and contract research organizations rapidly and with limited cost. Our proposed Phase 1 clinical trial will be conducted at a number of clinical sites and thus no single agreement with a medical institution or clinical investigator would be material to our business.

If we are unable to adequately protect the intellectual property…, page 27

18.	Please expand your disclosure in this risk factor to discuss any material patents, whether owned or licensed, and the expiration date of such patents.

Response

In response to the Staff’s comment, we have revised page 25 of Amendment No. 1 to the Registration Statement.

Litigation regarding patents, patent applications and other proprietary rights may be expensive and time consuming…., page 28

19.	You disclose that if you become entangled in the matter between AIA and Elan, you expect Elan to reimburse you for your expenses and indemnify you for any damages. Please expand your disclosure here and on page 56 to clarify if this is a contractual obligation and if there are any limits or caps on the expense reimbursement or indemnity.

Response

Pursuant to the Demerger Agreement, Elan will reimburse and indemnify Prothena for expenses and damages that Prothena incurs in connection with the AIA litigation. This reimbursement and indemnification obligation will not be subject to any contractual limits or caps. We have added disclosure on pages 26 and 52 to clarify that this obligation will be a contractual obligation of Elan. We will file the Demerger Agreement with a subsequent amendment to the Registration Statement as promptly as practicable.

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We may be subject to claims that our employees have wrongfully used or disclosed…, page 29

20.	To the extent that you have received notice of any claims that your employees have wrongfully used or disclosed trade secrets of their former employers, please revise your disclosure to discuss such claims and the potential consequences.

Response

We supplementally advise the Staff that we have not received notice of any claims that our employees have wrongfully used or disclosed trade secrets of their former employers and we have therefore not made any revisions to the relevant risk factor.

We may not realize some or all of the potential benefits we expect from our separation…, page 29

21.	We note your one example why you may not be able to achieve some or all of the benefits that you expect to achieve as a result of your separation from Elan. Please expand your disclosure to describe the other reasons why you may not realize the benefits you anticipate.

Response

In response to the Staff’s comment, we have revised pages 27-28 of Amendment No. 1 to the Registration Statement.

Our historical and pro forma financial information is not necessarily representative of the results…, page 31

22.	Please expand your disclosure to provide a quantified estimate of the additional costs that you disclose in this section.

Response

In response to the Staff’s comment, we have revised page 29 of Amendment No. 1 to the Registration Statement.

We expect that we will be treated as a passive foreign investment company, which…, page 32

23.	Please revise your disclosure to describe the meaning and significance of the terms “passive foreign investment company” and “qualified electing fund” the first time you use them.

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Response

In response to the Staff’s comment, we have revised pages 30-31 of Amendment No. 1 to the Registration Statement.

After the distribution, certain of our executive officers and directors may have actual…, page 33

24.	We note that certain persons you expect will be your executive officer and directors will be former officers and employees of Elan. Please revise your disclosure to include the names of these individuals, their current positions with Elan and their financial interest in Elan.

Response

In response to the Staff’s comment, we have revised page 31 of Amendment No. 1 to the Registration Statement to include the names, the current positions with Elan and the financial interest in Elan of our officers and directors who will be former officers and employees of Elan.

The Separation and Distribution and Related Transactions

Reasons for the Separation and Distribution and Related Transactions, page 40

25.	We note that you have provided a description of the key benefits of the separation and distribution. Please expand your disclosure to also provide a similar description of the costs and risks associated with the transaction which you have outlined on page 41.

Response

In response to the Staff’s comment, we have revised pages 37-38 of Amendment No. 1 to the Registration Statement.

Improved Management Incentive Tools, page 41

26.	Similar to your disclosure of each of the benefits of the transaction, please expand your disclosure to include a discussion of each of the costs and risks associated with the transaction rather than just listing general items.

Response

In response to the Staff’s comment, we have revised pages 37-38 of Amendment No. 1 to the Registration Statement.

Manner of Effecting the Separation and Distribution and Related Transaction

Distribution of Our Ordinary Shares, page 42

27.	We note that the aggregate value of the ordinary shares issued by Neotope will be equal to the value of the Neotope Business transferred by Elan to Neotope. Please expand your disclosure to describe how the value of the Neotope Business will be determined.

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Response

In response to the Staff’s comment, we have deleted the sentence stating that the aggregate value of the ordinary shares to be issued in the distribution will be equal to the value of the Prothena Business transferred by Elan to Prothena immediately prior to the distribution, out of concern that the sentence may be confusing to investors and does not convey additional information not already included elsewhere in Amendment No. 1 to the Registration Statement.

We supplementally inform the Staff that it is typical in the context of Irish law demergers to state that the value of the entity that is conveyed (in our case, Neotope Biosciences Limited, which will own the Prothena Business immediately prior to the demerger) to the entity that is issuing shares in the demerger (in our case, Prothena Corporation plc) is equal to the aggregate value of the shares issued in the demerger (in our case, by Prothena Corporation plc). Because the issuing company in a demerger under Irish law is not an operating entity but an entity formed for the specific purpose of effectuating the demerger, it has no operating history or other assets and accordingly the aggregate value of the shares it issues in the demerger is equal to the value of the sole asset (namely the stock of Neotope Biosciences Limited) transferred to it immediately prior to the issuance of shares in the demerger.

However, it is our view that this notion is already clearly conveyed to investors. In several sections of Amendment No. 1 to the Registration Statement we have disclosed that the demerger under Irish law entails (1) the transfer of Neotope Biosciences Limited, which immediately prior to the demerger will own the Prothena Business, to Prothena Corporation plc, and (2) the issuance by Prothena Corporation plc of 99.99% of its outstanding shares on a pro rata basis to the Elan Shareholders (with the remaining .01% being incorporator shares that will be mandatorily redeemed following completion of the Demerger). In addition, on pages 38 and 39 of Amendment No. 1 to the Registration Statement, in the section that is entitled “Formation of Prothena” (immediately above the disclosure we have deleted as described in response to the Staff’s comment as described above), we disclose that Prothena was formed for the purposes of effecting the Demerger and owning the Prothena Business after the Demerger is effective, and that Prothena will not have conducted any activities prior to the Demerger other than those incident to its formation and the transactions contemplated by the Demerger.

In light of our disclosures with respect to the purposes for which Prothena was formed and its lack of operating activity prior to the Demerger, and our disclosures with respect to the mechanics of a Demerger under Irish law, we believe the deleted sentence does not convey additional information not already included elsewhere, and may be confusing to investors rather than further illuminating the matters already disclosed.

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Arrangements Between Elan and Neotope, page 55

28.	In this section you have referenced other ancillary agreements. Please expand your disclosure to include all material terms of these agreements, including the material payment terms, duration and termination provisions and file copies of these agreements as exhibits to your amended registration statement. See Item 601(b)(10)(ii)(A) and (B) of Regulation S-K. Alternatively, please provide us with a description of each agreement and a detailed analysis that supports your conclusion that these agreements are not material and are not required to be filed.

Response

There are no ancillary agreements being entered into between Elan and its affiliates on the one hand, and Prothena and its affiliates on the other, other than those described in the section of the Registration Statement entitled “Arrangements between Elan and Prothena”. All references to “other ancillary agreements” or similar references in the Registration Statement have been deleted.

29.	Please expand your disclosure of each of the agreements in this section to disclose the term and termination provisions of each agreement.

Response

In response to the Staff’s comment, we have revised pages 51-55 of Amendment No. 1 to the Registration Statement.

Separation and Distribution Agreement, page 55

30.	Please expand your disclosure to list the material assets to be transferred and the material liabilities to be assumed by Neotope.

Response

In response to the Staff’s comment, we have revised pages 51 of Amendment No. 1 to the Registration Statement.

Transition Services Agreement, page 57 and Research Services Agreement, page 58

31.	Please expand your disclosure to provide a summary of the “specified services” which are the subject of the Transition Services Agreement. Similarly, please do the same for the “certain research and development services” which are the subject of the Research Services Agreement.

Response

In response to the Staff’s comment, we have revised pages 54-55 of Amendment No. 1 to the Registration Statement.

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Unaudited Pro Forma condensed Carve-Out Combined Financial Statements, page 64

32.	In the first question on page 9 you indicate how existing Elan equity-based awards to your employees will be treated upon and after your separation and distribution transactions. Please tell us and revise your disclosure in MD&A and/or elsewhere to indicate how you will account for these awards going forward and reference for us separately the authoritative literature you rely upon to support your anticipated accounting. To the extent that compensation will be recorded related to the accelerated vesting of some awards, please disclose the anticipated amount of the charge that will be recorded upon the completion of your anticipated transactions. In addition, to the extent appropriate, disclose that you do not include this charge in your pro forma statements of operations as it is directly attributable to the anticipated transactions and is non-recurring.

Response

In response to the Staff’s comment, we have revised pages 8, 12, 49, 61, 66 and 67 of Amendment No. 1 to the Registration Statement. In accordance with Accounting Standards Codification (“ASC”) 718-10-35-2, we will not recognize any expense going forward in relation to the existing Elan equity-based awards as our employees are not required to provide service after the separation and distribution in order to receive the awards.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Results of Operations

Research and Development Expenses, page 71

33.	Please expand your disclosure by referring to the Division of Corporation Finance “Current Issues and Rulemaking Projects Quarterly Update” under section VIII – Industry Specific Issues – Accounting and Disclosure by Companies Engaged in Research and Development Activities. You can find it at the following website address: http://www.sec.gov/divisions/corpfin/cfcrq032001.htm#secviii.

Please disclose the following information for each of your major research and development projects:

•	The costs incurred during each period presented and to date on the project;

•	The nature, timing and estimated costs of the efforts necessary to complete the project; and

•	The period in which material net cash inflows from significant projects are expected to commence.

Regarding the first bullet, it appears from your disclosure on this page that you track at least some research and development costs by project. If you do not track all research and development costs by project, disclose the nature of the costs tracked by project and reconcile the total of your project costs to the

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amounts presented in your statements of operations for each period presented. If you do not maintain any research and development costs by project, disclose that fact and explain why management does not maintain and evaluate research and development costs by project. For those costs not tracked at a project level, please provide other quantitative or qualitative disclosure that indicates the amount of your resources being used on the project.

Regarding the second bullet, disclose the amount or range of estimated costs and timing to complete the phase in process and each future phase. To the extent that information is not estimable, disclose those facts and circumstances indicating the uncertainties that preclude you from making a reasonable estimate.

Response

In response to the Staff’s comment, we have revised page 68 of Amendment No. 1 to the Registration Statement. We have not disclosed specific estimates of the timelines or total costs to complete the development of our NEOD001 drug candidate in Amendment No. 1 to the Registration Statement. In the pharmaceutical industry, the research and development process is lengthy and involves a high degree of risk and uncertainty. This process is conducted in various stages and, during each stage, there is a substantial risk that potential products in our research and development pipeline will experience difficulties, delays or failures. Therefore, it is not possible for us to estimate the total costs to complete the development of our NEOD001 drug candidate, or any potential future drug candidates, or to estimate the anticipated completion dates with any degree of accuracy, and raises concerns that attempts to provide estimates of costs or timing may be misleading by implying a greater degree of certainty than actually exists.

As a result of the significant risks and uncertainties in predicting the outcomes and the timelines for our individual projects, we cannot estimate with any certainty when or if material net cash inflows from our NEOD001 drug candidate, or any potential future drug candidates, will occur.

Business

Our Lead Programs, page 76

34.	You disclose that you are working with the University of Tennessee and University of California, San Diego. Please expand your disclosure to clarify whether you have collaboration agreements with these universities. If so, please expand your disclosure to provide the material terms of these agreements, including the rights and obligations, aggregate amount paid to date, aggregate milestone payments, range of royalties, term and termination provisions. Please also file a copy of each agreement as an exhibit to your registration statement. Alternatively, please provide us with an analysis that supports your conclusion that you are not substantially dependent on these agreements.

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Response

In response to the Staff’s comments, we have revised pages 74 and 75 of Amendment No. 1 to the Registration Statement to clarify that the arrangements with the University of Tennessee and the University of California, San Diego are not collaboration agreements, but rather are a Sponsored Research Agreement and a Laboratory Services Agreement, respectively. We have also revised our disclosure to state that under these arrangements, university scientists perform research services at our direction and pursuant to project plans which we establish.

For the reasons set forth below, Prothena’s agreements with the University of Tennessee and the University of California, San Diego are not material to Prothena within the meaning of Regulation S-K Item 601(b)(10). Since these agreements are not material to Prothena within the meaning of Regulation S-K Item 601(b)(10), Prothena does not believe that it is necessary to add disclosure of the material terms of these agreements in the Registration Statement. In this regard, we believe that additional disclosure of the material terms of the agreement with these parties would not provide additional material information relevant to an investor’s investment decision with respect to Prothena’s securities, and that these agreements are not required to be filed as exhibits under Regulation S-K Item 601(b)(10).

Pursuant to Regulation S-K Item 601(b)(10)(ii)(B), if a contract is of a sort that ordinarily accompanies the kind of business conducted by the Company, it is deemed to be ordinary course and need not be filed unless it is a “contract upon which the registrant’s business is substantially dependent.” The rule provides examples of substantial dependence, including any contract “to purchase the major part of registrant’s requirements of goods, services or raw materials…or [any] license or other agreement to use a patent, formula, trade secret, process or trade name upon which registrant’s business depends to a material extent.” The agreements with the University of Tennessee and the University of California, San Diego were made in the ordinary course of business and are of the type ordinarily accompanying the kind of business conducted by Prothena (i.e., procuring research services from third party scientists). Further, Prothena’s business is not “substantially dependent” upon its agreement with these parties since Prothena is not materially dependent on any right to use a patent, formula, trade secret, process or trade name pursuant to such agreements. Moreover, while we believe our continuing relationship with these institutions is positive for Prothena, the relevant programs to which the agreements relate have progressed to a point where our focus has shifted from early stage research to early stage development of clinical candidates. The contribution of these institutions to the early stage development of our clinical candidates is minimal.

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Accordingly, Prothena has concluded that its agreements with the University of Tennessee and the University of California, San Diego, respectively, are not required to be filed as an exhibit pursuant to Regulation S-K Item 601(b)(10).

Patents and Intellectual Property Rights, page 82

35.	We note that you currently own issued patents and pending applications in the United States and pending patent applications in other countries relating to NEOD001 and your synucleinopathy and MCAM programs, as well some of your discovery programs. We also note that from Elan, you hold non-exclusive licenses under patent rights relating to research tools such as animal models and assay technology in support of your programs relating to synucleinopathies and Alzheimer’s disease. Please expand your disclosure to describe your material patents, including:

•	Specific products, product groups or technologies to which such patents relate;

•	Type of patent protections (e.g., composition of matter, use of process);

•	Patent expiration dates; and

•	Identification of applicable jurisdictions outside of the United States where you have material patent applications pending.

Response

In response to the Staff’s comment, we have revised pages 25 and 79 of Amendment No. 1 to the Registration Statement.

36.	We note that you currently license non-exclusive patent rights relating to research tools such as animal models and assay technology in support of your programs relating to synucleinopathies and Alzheimer’s disease from Elan. It appears that this license relates to your lead program for synuclein antibodies for Parkinson’s disease and other synucleinopathies, please revise your disclosure to clarify whether you have a license agreement documenting your license from Elan. If so, please expand your disclosure to describe the material terms of the agreement, including the rights and obligations, aggregate amounts paid to date, aggregate milestone payments, range of royalties, term and termination provisions. Also, please file the agreement as an exhibit pursuant to Item 601(b)(10) of Regulation S-K. If there is no license agreement currently in place, please revise your disclosure to state whether you plan to enter into one as part of the demerger.

Response

In response to the Staff’s comment we have revised page 79 of Amendment No. 1 to the Registration Statement to clarify that at the time of the separation and distribution, we will either own or license patent rights relating to these patents. We plan to file the agreements related to this ownership interest or license in a subsequent amendment to the Registration Statement.

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Product Supply, page 83

37.	You disclose that you are dependent on Boehringer Ingelheim to manufacture your clinical supplies of NEOD001. Please expand your disclosure to disclose the material terms of this agreement and file a copy of the agreement as an exhibit to your registration statement. Alternatively, please provide us with an analysis that supports your conclusion that you are not substantially dependent on this agreement under Item 601(b)(10) of Regulation S-K.

Response

Prothena submits that, for the reasons set forth below, its agreement with Boehringer Ingelheim (“BI”) identified in the Staff’s comment is not currently material to Prothena within the meaning of Regulation S-K Item 601(b)(10). Since this agreement is not material to Prothena within the meaning of Regulation S-K Item 601(b)(10), Prothena does not believe that it is necessary to add disclosure of the material terms of this agreement in the Registration Statement. In this regard, we believe that additional disclosure of the material terms of the agreement with BI would not provide additional material information relevant to an investor’s investment decision with respect to Prothena’s securities, and that our agreement with BI identified in the Staff’s comment is not required to be filed as an exhibit under Regulation S-K Item 601(b)(10).

Pursuant to Regulation S-K Item 601(b)(10)(ii)(B), if a contract is of a sort that ordinarily accompanies the kind of business conducted by the Company, it is deemed to be ordinary course and need not be filed unless it is a “contract upon which the registrant’s business is substantially dependent.” The rule provides examples of substantial dependence, including any contract “to purchase the major part of registrant’s requirements of goods, services or raw materials…or [any] license or other agreement to use a patent, formula, trade secret, process or trade name upon which registrant’s business depends to a material extent.” The agreement with BI was made in the ordinary course of business and is of the type ordinarily accompanying the kind of business conducted by Prothena (i.e., procuring manufacturing and supply arrangements for clinical trials). Further, Prothena’s business is not “substantially dependent” upon its agreement with BI since Prothena is not materially dependent on any right to use a patent, formula, trade secret, process or trade name pursuant to such agreement. BI has completed, and payment has been made for, the manufacturing of clinical material sufficient to complete our Phase I clinical trial of NEOD001 and BI has delivered such supplies to BI. We plan to initiate Phase I clinical trials for NEOD001 in 2013 and expect such Phase I clinical trials to be completed approximately 2 years following their commencement. BI is a valued partner, but we believe there are other manufacturing entities capable of providing similar products at a competitive price. Prothena believes that if required or desirable for other reasons, it may contract to source additional materials from new manufacturers and qualify such additional manufacturers prior to the commencement of Phase II clinical trials, without materially impacting the company. In addition, our agreement with BI does not contain any exclusivity provisions or material purchase commitments or termination penalties that would make changing suppliers prohibitive.

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Accordingly, Prothena has concluded that its agreement with BI is not required to be filed as an exhibit pursuant to Regulation S-K Item 601(b)(10). Prothena will, however, continue to evaluate its relationship with BI to determine whether its business becomes “substantially dependent” upon its relationship with BI and will file the agreement(s) governing such relationship at such time.

Facilities, page 84

38.	Please file your lease agreement as an exhibit pursuant Item 601(b)(10) of Regulation S-K.

Response

In response to the Staff’s comment, we intend to file our lease agreement as an exhibit to a subsequent amendment to the Registration Statement as promptly as practicable.

Executive Compensation, page 89

39.	Please file copies of any employment agreements or other compensation plans or agreements that you intend to adopt at or prior to the spin-off as exhibits to your next amended registration statement.

Response

In response to the Staff’s comment, we intend to file the employment agreements and other compensation plans and agreements that we will to adopt at or prior to the completion of the Demerger as exhibits to the Registration Statement as promptly as practicable.

Director Compensation, page 92

40.	We note that you plan to include additional descriptions of your director compensation policies in an amendment to your filing. Please note that we may have additional comments once this information is provided.

Response

We acknowledge the Staff’s comment, and we have revised page 88 of Amendment No. 1 to the Registration Statement to include a description of our director compensation policies.

Certain Relationships and Related Person Transactions, page 94

41.

Based on your disclosures on pages 31, 55 and throughout the information statement, the agreements Elan will enter into with Neotope in connection with the separation, including the separation and distribution agreement, subscription agreement, tax sharing agreement, transition services agreements, a research services agreement and other ancillary agreements, were prepared in the context of the separation while Elan owned the Neotope Business and established the terms. As a result, the terms of those agreements may not reflect terms that would have resulted from arm’s-length negotiations between

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unaffiliated third parties. Please expand your disclosure in this section to provide the information required by Item 404 of Regulation S-K. Alternatively, please provide us with a detailed analysis that supports your conclusion that these transactions are not related party agreements.

Response

In response to the Staff’s comment, we have revised pages 51-55 of Amendment No. 1 to the Registration Statement to provide the information required by Item 404 of Regulation S-K and have revised page 29 to provide a cross-reference to the section entitled “Arrangement between Elan and Prothena,” within the section entitled “Certain Relationships and Related Party Transactions.”

Indemnification of Directors and Officers, page 109

42.	You disclose that you expect to enter into indemnification agreements with your directors and certain executive officers. Please file a copy of your indemnification agreement and disclose the executive officers that have entered into the agreement.

Response

We will file the form of indemnification agreement and the executive officers who will enter into the indemnification agreement with a subsequent amendment to the Registration Statement as promptly as practicable.

Unaudited Interim Condensed Carve-Out Combined Statements of Operations, page F-5

43.	On page 64 you indicate your intent to disclose pro forma net loss per share information for the latest year and interim period. Please revise the presentation of your statements of operations and your selected historical carve-out combined financial data on page 62 to present the pro forma net loss per share information for these periods on the face of those statements. Also, please provide footnote disclosure to explain your presentation, where appropriate.

Response

In response to the Staff’s comment, we have revised our disclosure in the “Summary Historical Carve-out Combined and Pro Forma Carve-out Combined Financial Data” and “Selected Historical Carve-Out Combined Financial Data” sections of the information statement to include the pro forma net loss per share information and footnotes to explain our presentation. We have not disclosed pro forma net loss per share information on the face of the Carve-out Combined Statement of Operations for the year ended December 31, 2011, and the Unaudited Interim Condensed Carve-out Combined Statement of Operations for the nine month period ended September 30, 2012, as currently there are no shares in issue. We propose to show unaudited pro forma net loss per share information for the year-ended December 31, 2011 and the nine month period ended September 30, 2012 in our next filing, when the actual number of shares is known.

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Notes to the Unaudited Interim Condensed Carve-Out Combined Financial Statements 2. Significant Accounting Policies

(a) Basis of preparation and presentation of financial information, page F-9

44.	Please revise your disclosure to provide the affirmative statement regarding your opinion that all adjustments necessary in order to make the interim financial statements not misleading were made in accordance with Instruction 2 to Item 8-03 of Regulation S-X.

Response

In response to the Staff’s comment, we have revised page F-9 of Amendment No. 1 to the Registration Statement.

(e) Revenue, page F-11

45.	Please clarify for us and in your disclosure the nature of the research and development services provided to Elan, and what is meant by the statement “these fees include a mark-up to certain costs incurred”. This also applies to your disclosure on page F-23.

Response

In response to the Staff’s comment, we have revised pages 54-55, F-10, and F-22 of Amendment No. 1 to the Registration Statement.

Notes to the Carve-Out Combined Financial Statements 14. Related Parties, page F-33

46.	Please separately present all related party transactions on the face of your financial statements as required by Item 4-08(k) of Regulation S-X.

Response

In response to the Staff’s comment, we have revised pages F-5, F-14, F-16, F-22, and F-32 of Amendment No. 1 to the Registration Statement.

*        *        *

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Please do not hesitate to contact me at 212-504-6888 with any questions or comments you may have.

Very truly yours,

/s/ Christopher T. Cox

Christopher T. Cox

cc:	Dale Schenk, PhD,
Prothena Corporation plc

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